Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2025
Statement of cash flows, additional disclosures [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The changes in non-cash working capital are as follows:

	Years ended March 31,
	2025	2024
	$	$
Accounts receivable	5,238	(4,501)
Biological assets	(58,537)	(46,450)
Inventory	43,488	50,322
Prepaid and other current assets	(1,280)	(548)
Accounts payable and accrued liabilities	14,913	(15,702)
Income taxes payable	6,054	1,230
Deferred revenue	(613)	133
Deferred taxes	(27)	—
Provisions	974	(25)
Changes in non-cash working capital	10,210	(15,541)

Additional supplementary cash flow information is as follows:

	Years ended March 31,
	2025	2024
	$	$
Property, plant and equipment in accounts payable	(818)	(255)
Right-of-use asset additions	6,106	—
Amortization of prepaids	11,854	14,416
Interest paid	6,844	14,867
Interest received	(6,297)	(3,610)
Income taxes paid	928	—
Included in restricted cash as of March 31, 2025 is $3.4 million (March 31, 2024 – $3.4 million) attributed to collateral held for letters of credit and corporate credit cards, nil (March 31, 2024 – $0.8 million) related to the MedReleaf Australia acquisition, $0.1 million (March 31, 2024 – $0.1 million) attributed to international subsidiaries, and $43.9 million (March 31, 2024 – $38.8 million) of funds reserved for the segregated cell program for insurance coverage and not held for the purpose of meeting short term cash commitments.